CONTENT ASSETS	12 Months Ended
Dec. 31, 2023
CONTENT ASSETS
CONTENT ASSETS

11. CONTENT ASSETS

Content assets as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Licensed content, net
Licensed content, net	7,503	11,549	128.8
Advances for licensed content	1,723	3,665	40.8
Produced content, net
Released, less amortization	2,427	3,792	42.3
Completed and not released	758	295	3.3
In production and in development	4,433	7,324	81.7
Content assets	16,844	26,625	296.9

The following table represents the amortization of content assets for the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Licensed content	5,904	7,903	7,082	79.0
Produced content	482	1,041	2,056	22.9
Total amortization of content assets	6,386	8,944	9,138	101.9

As of December 31, 2023, the estimated amortization expense of unamortized cost of released content assets over the next three years was as follows:

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2024	5,592	1,416	7,008	78.1
2025	3,320	1,142	4,462	49.8
2026	1,604	912	2,516	28.1
Thereafter	1,033	322	1,355	15.1
Total	11,549	3,792	15,341	171.1